CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock ATLASCLEAR, INC	Common Stock Pacsquare	Common Stock Merger financing	Common Stock Secured convertible notes	Common Stock	Additional Paid-in Capital ATLASCLEAR, INC	Additional Paid-in Capital Pacsquare	Additional Paid-in Capital Merger financing	Additional Paid-in Capital Secured convertible notes	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	ATLASCLEAR, INC	Pacsquare	Merger financing	Secured convertible notes	Tau Agreement	Total
Beginning balance at Dec. 31, 2023					$ 8							$ (11,512,884)						$ (11,512,876)
Beginning balance (in shares) at Dec. 31, 2023					83,854
Stock Compensation Expense - Founder Shares transferred at closing										$ 1,462,650								1,462,650
Founder Shares transferred at closing to non-redemption agreement holders										1,606,279								1,606,279
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition										6,000,000								6,000,000
Founder Shares and warrants transferred to Secured convertible note holders										1,250,698								1,250,698
Shares issued to settle related party advances and promissory notes					$ 3					19,999,800		(15,422,234)						4,577,569
Shares issued to settle related party advances and promissory notes (in shares)					33,333
Common stock no longer subject to redemption										1,195,566								1,195,566
Common stock no longer subject to redemption (in shares)					1,825
Shares issued as purchase consideration for the assets	$ 7	$ 1				$ 44,399,993	$ 1,141,499						$ 44,400,000	$ 1,141,500
Shares issued as purchase consideration for the assets (in shares)	74,000	5,600
Earnout shares granted as purchase consideration for the assets of AtlasClear, Inc.						31,347,000							31,347,000
Accretion of Common Stock subject to Possible Redemption												592,577						592,577
Excise taxes related to redemptions												(539,471)						(539,471)
Shares issued to settled vendor obligations					$ 1					1,459,975								1,459,976
Shares issued to settled vendor obligations (in shares)					5,886
Shares issued as deposit for purchase of the Commercial Bank acquisition										91,200								91,200
Shares issued as deposit for purchase of the Commercial Bank acquisition (in shares)					667
Shares issued as settlement of accrued interest					$ 1					210,549								210,550
Shares issued as settlement of accrued interest (in shares)					2,420
Net income (loss)												(120,206,947)						(120,206,947)
Ending balance at Jun. 30, 2024					$ 21					110,165,209		(148,274,113)						$ (38,108,883)
Ending balance (in shares) at Jun. 30, 2024					207,585													207,585
Common stock issued to for consulting services					$ 20					44,321								$ 44,341
Common stock issued to for consulting services (in shares)					203,625
Shares issued as conversion in principle on convertible notes			$ 3,493	$ 26	$ 273			$ 14,992,557	$ 509,523	4,574,727					$ 14,996,050	$ 509,549		4,575,000
Shares issued as conversion in principle on convertible notes (in shares)			34,931,855	258,678	2,736,391
Shares transferred by related parties as settlement for Company obligations under various financial instruments see Note 8							$ 2,412,930							$ 2,412,930
Shares issued to related party as settlement in related party payable					$ 5					803,855								803,860
Shares issued to related party as settlement in related party payable. (in shares)					46,471
Shares issued to as additional consideration for delayed payment on merger financing notes										16,340								16,340
Shares issued to as additional consideration for delayed payment on merger financing notes (in shares)					1,267
Shares issued to settle related party advances and promissory notes (in shares)																	1,566,885
Shares issued to settled vendor obligations					$ 1					66,503								66,504
Shares issued to settled vendor obligations (in shares)					11,085
Shares issued under stock promotion agreement					$ 10					19,040								19,050
Shares issued under stock promotion agreement (in shares)					100,000
Shares issued under Tau agreement settled					$ 156					1,911,314	$ (41,089)							1,870,381
Shares issued under Tau agreement settled (in shares)					1,566,885												1,574,263
Shares issued for shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed (see Note 8)					$ 5					(5)
Shares issued for shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed (see Note 8) (in shares)					49,574
Shares issued as deposit for purchase of the Commercial Bank acquisition					$ 4					43,641								$ 43,645
Shares issued as deposit for purchase of the Commercial Bank acquisition (in shares)					36,070													1,234,990
Commitment fee shares settled under the Tau agreement	$ 1					81,191							81,192
Commitment fee shares settled under the Tau agreement (in shares)	7,698
Shares issued as purchase consideration for developed technology	$ 1					$ 122,299							$ 122,300
Shares issued as purchase consideration for developed technology (in shares)	8,333
Rounding up for fractional shares in reverse stock split					86
Net income (loss)												5,750,293						$ 5,750,293
Ending balance at Jun. 30, 2025					$ 4,016					$ 135,763,445	$ (41,089)	$ (142,523,820)						$ (6,797,448)
Ending balance (in shares) at Jun. 30, 2025					40,165,603													40,165,603